AMG GW&K Emerging Wealth Equity Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2021
	Shares	Value
Common Stocks - 97.6%
Communication Services - 6.8%
Baidu, Inc., Sponsored ADR (China)*	14,200	$2,328,942
Kuaishou Technology (China)*,1,2	49,375	700,664
Tencent Holdings, Ltd. (China)	96,740	5,834,210
Tencent Music Entertainment Group, ADR (China)*	621,059	6,564,594
The Walt Disney Co. (United States)*	7,368	1,296,916

Total Communication Services		16,725,326
Consumer Discretionary - 38.5%
Alibaba Group Holding, Ltd., Sponsored ADR (China)*	39,131	7,637,980
Eicher Motors, Ltd. (India)*	117,680	4,008,100
Haidilao International Holding, Ltd. (China)[1,2]	966,000	3,623,429
Hermes International (France)	2,128	3,253,238
Huazhu Group, Ltd., ADR (China)*	147,209	6,621,461
JD Health International, Inc. (China)*,1,2	88,200	948,836
Jubilant Foodworks, Ltd. (India)	150,888	7,675,465
LVMH Moet Hennessy Louis Vuitton SE (France)	3,637	2,912,027
MakeMyTrip, Ltd. (India)*	211,198	6,010,695
Moncler SpA (Italy)	86,033	5,908,981
NIKE, Inc., Class B (United States)	11,389	1,907,771
Ozon Holdings PLC, ADR (Russia)*	33,970	1,773,574
Pinduoduo, Inc., ADR (China)*	5,600	513,016
Sands China, Ltd. (Macau)*	4,267,000	14,533,628
Starbucks Corp. (United States)	7,376	895,668
Titan Co., Ltd. (India)	172,830	3,989,274
Trip.com Group, Ltd., ADR (China)*	402,692	10,441,803
Yum China Holdings, Inc. (China)	180,588	11,230,768

Total Consumer Discretionary		93,885,714
Consumer Staples - 3.1%
The Estee Lauder Cos., Inc., Class A (United States)	6,310	2,106,467
Foshan Haitian Flavouring & Food Co., Ltd., Class A (China)	96,440	1,715,032
Wal-Mart de Mexico, S.A.B. de CV (Mexico)	215,270	709,195
Wuliangye Yibin Co., Ltd., Class A (China)	91,303	3,133,209

Total Consumer Staples		7,663,903
Financials - 20.9%
AIA Group, Ltd. (Hong Kong)	708,500	8,477,744
China International Capital Corp., Ltd., Class H (China)[1]	2,593,400	5,973,954
Credicorp, Ltd. (Peru)*	61,238	6,182,588
East Money Information Co., Ltd., Class A (China)	527,420	2,543,673
	Shares	Value

Grupo Financiero Banorte, S.A.B de CV, Class O (Mexico)	150,181	$971,570
HDFC Bank, Ltd., ADR (India)	158,083	11,155,917
Hong Kong Exchanges & Clearing, Ltd. (Hong Kong)	73,850	4,719,731
Kotak Mahindra (India)*	369,986	8,248,872
LIC Housing Finance, Ltd. (India)	498,400	2,756,287

Total Financials		51,030,336
Health Care - 10.0%
Alibaba Health Information Technology, Ltd. (Hong Kong)*	1,143,602	1,782,427
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A (China)	1,644,112	6,077,612
CSPC Pharmaceutical Group, Ltd. (China)	875,600	1,181,919
Jiangsu Hengrui Medicine Co., Ltd., Class A (China)	210,460	1,778,332
Jinxin Fertility Group, Ltd. (China)[1]	914,000	1,717,763
Lepu Medical Technology Beijing Co., Ltd., Class A (China)	410,400	1,642,024
Novo Nordisk A/S, Class B (Denmark)	62,624	5,797,189
Ping An Healthcare and Technology Co., Ltd. (China)*,1,2	112,810	1,055,509
Wuxi Biologics Cayman, Inc. (China)*,1	215,000	3,283,965

Total Health Care		24,316,740
Information Technology - 15.2%
Infineon Technologies AG (Germany)	344,135	13,150,835
Kingsoft Corp., Ltd. (China)	668,200	3,126,663
Mastercard, Inc., Class A (United States)	7,535	2,908,058
QUALCOMM, Inc. (United States)	94,174	14,107,265
SK Hynix, Inc. (South Korea)	25,000	2,447,409
Yeahka, Ltd. (China)*,2	271,200	1,306,738

Total Information Technology		37,046,968
Materials - 3.1%
Asian Paints, Ltd. (India)	168,948	6,722,162
Chr Hansen Holding A/S (Denmark)	8,623	775,534

Total Materials		7,497,696

Total Common Stocks (Cost $206,722,112)		238,166,683

AMG GW&K Emerging Wealth Equity Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Short-Term Investments - 1.2%
Joint Repurchase Agreements - 1.2%[3]
Citigroup Global Markets, Inc., dated 07/30/21, due 08/02/21, 0.060% total to be received $1,000,005 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 1.625% - 5.000%, 03/31/22 - 07/20/51, totaling $1,020,000)	$1,000,000	$1,000,000
Daiwa Capital Markets America, dated 07/30/21, due 08/02/21, 0.050% total to be received $1,000,004 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 09/16/21 - 08/01/51, totaling $1,020,000)	1,000,000	1,000,000
HSBC Securities USA, Inc., dated 07/30/21, due 08/02/21, 0.040% total to be received $65,585 (collateralized by various U.S. Treasuries, 0.000% - 3.375%, 07/31/21 - 05/15/49, totaling $66,897)	65,585	65,585
	Principal Amount	Value

RBC Dominion Securities, Inc., dated 07/30/21, due 08/02/21, 0.050% total to be received $1,000,004 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.250% - 7.500%, 04/15/24 - 04/01/53, totaling $1,020,000)	$1,000,000	$1,000,000

Total Short-Term Investments (Cost $3,065,585)		3,065,585
Total Investments - 98.8% (Cost $209,787,697)		241,232,268
Other Assets, less Liabilities - 1.2%		2,835,289
Net Assets - 100.0%		$244,067,557

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the value of these securities amounted to $17,304,120 or 7.1% of net assets.
[2]	Some of these securities, amounting to $5,044,516 or 2.1% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2021:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$47,032,736	$46,852,978	—	$93,885,714
Financials	18,310,075	32,720,261	—	51,030,336
Information Technology	17,015,323	20,031,645	—	37,046,968
Health Care	—	24,316,740	—	24,316,740
Communication Services	10,190,452	6,534,874	—	16,725,326
Consumer Staples	2,815,662	4,848,241	—	7,663,903
Materials	775,534	6,722,162	—	7,497,696
Short-Term Investments
Joint Repurchase Agreements	—	3,065,585	—	3,065,585
Total Investments in Securities	$96,139,782	$145,092,486	—	$241,232,268

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended July 31, 2021, there were no transfers in or out of Level 3.

AMG GW&K Emerging Wealth Equity Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at July 31, 2021, was as follows:
Country	% of Long-Term Investments
China	38.2
Denmark	2.8
France	2.6
Germany	5.5
Hong Kong	6.3
India	21.2
Italy	2.5
Macau	6.1
Mexico	0.7
Peru	2.6
Russia	0.7
South Korea	1.0
United States	9.8
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$5,044,516	$3,065,585	$2,299,348	$5,364,933
The following table summarizes the securities received as collateral for securities lending at July 31, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-6.500%	11/30/21-02/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.